LEASES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) agreement	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)
LEASES
Right of use assets	$ 3,702,000		$ 1,810,000	$ 2,289,000
Total lease liability	4,887,000		3,025,000	3,800,000
Impairment loss	0		0	0
Variable lease expenses	$ 39,000	$ 10,000	$ 40,000	$ 40,000
Number of service agreements contained embedded lease | agreement	2		1